Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Variable Interest Entity [Line Items]
Fair value of retained interests	¥ 181	¥ 215
Material retained interests held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	165 [1]	201 [1]
Weighted-average life (Years)	6 years 10 months	7 years 6 months
Constant prepayment rate	7.70%	6.20%
Impact of 10% adverse change	(2.1)	(2.3)
Impact of 20% adverse change	(3.9)	(4.0)
Discount rate	3.50%	5.30%
Impact of 10% adverse change	(0.9)	(1.5)
Impact of 20% adverse change	¥ (1.7)	¥ (2.6)

[1]	The sensitivity analysis covers the material retained interests held of ¥201 billion out of ¥215 billion as of March 31, 2014 and ¥165 billion out of ¥181 billion as of September 30, 2014. Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.